Related Party Transactions (Details)																		12 Months Ended
	Jun. 30, 2022	Aug. 26, 2021 USD ($) $ / shares shares	Jul. 21, 2021 $ / shares shares	Jun. 23, 2021 shares	Apr. 19, 2021 $ / shares shares	Mar. 17, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 28, 2020 USD ($) $ / shares shares	Dec. 14, 2020 $ / shares	Aug. 27, 2020 shares	Aug. 01, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 01, 2020 USD ($) $ / shares shares	May 27, 2020 shares	Mar. 02, 2020 USD ($) $ / shares shares	Feb. 27, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2020 USD ($) $ / shares shares		Dec. 30, 2021	May 26, 2021 $ / shares	Mar. 23, 2021 $ / shares	Feb. 01, 2021 $ / shares
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in Shares) | shares																		14,295,000		14,886,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares								$ 0.03							$ 0.05			$ 0.26	[1]	$ 0.03	[1]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares		312,800			1,962	300,000				386,985				2,901,440
Shares Issued, Price Per Share (in Dollars per share) | $ / shares		$ 0.25			$ 0.01	$ 0.31	$ 0.0305										$ 0.034			$ 0.0305			$ 0.25	$ 0.26	$ 0.25
Stock Issued During Period, Value, Issued for Services		$ 78,200																$ 222,480		$ 7,680
Debt Instrument, Interest Rate, Stated Percentage																						10.00%
Debt Instrument, Maturity Date	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares															4,500,000
Share-Based Payment Arrangement, Expense								$ 49,290							$ 176,229					24,645
(in Dollars per share) | $ / shares									$ 0.03
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares		312,800
Share-Based Payment Arrangement, Noncash Expense																		1,039,843		568,363
Dividends, Preferred Stock																		185,202		$ 75,535
Stock Issued During Period, Shares, Other (in Shares) | shares				637,953																2,151,204
Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable							$ 0											61,818		$ 0
Dividends, Preferred Stock																		0		65,568
Common Stock Dividends, Shares (in Shares) | shares							2,151,204
Dividends, Preferred Stock, Stock							$ 65,568
Director [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares									0.03							$ 0.05
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares																2,000,000
Number of Directors																2
Share-Based Payment Arrangement, Expense								$ 9,860								$ 78,324				9,860
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period																3 years
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares								400,000
President [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Expense												$ (1,632)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period (in Shares) | shares												1,500,000
Investor [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable							$ 26,310													26,310
Common Stock Dividends, Shares (in Shares) | shares							863,212
Dividends, Preferred Stock, Stock							$ 26,310
Board Member [Member]
Related Party Transactions (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares												1,000,000
Former President [Member]
Related Party Transactions (Details) [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares												250,000
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited (in Shares) | shares												750,000
Officers and Directors [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable							8,000													8,000
Majority Shareholder [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable							$ 31,258													31,258
Officer [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Common Stock Dividends, Shares (in Shares) | shares							262,478
Dividends, Preferred Stock, Stock							$ 8,000
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares															1,500,000
Officer [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Officer [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable																		7,890
Majority Shareholder [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable																		30,827
Investor [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Dividends Payable																		$ 23,101
Issued to Each Related Party [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Expense								$ 24,645												49,290
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period															10 years
(in Dollars per share) | $ / shares									0.03
Issued to Each Related Party [Member] | Director [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares																1,000,000
Share-Based Payment Arrangement, Expense								$ 2,465								$ 39,162				2,465
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares								100,000
Issued to Each Related Party [Member] | Each Consultant [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares															1,500,000
Share-Based Payment Arrangement, Expense															$ 58,743
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares								2,000,000
Issued to Each Related Party [Member] | Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Expense															58,743
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares								1,000,000
Issued to Each Related Party [Member] | President [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Expense															$ 58,743
President [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares															1,500,000
Share-Based Payment Arrangement, Noncash Expense																				11,909
Director [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares									$ 0.03		$ 0.05
Share-Based Payment Arrangement, Expense											$ 56,037									56,067
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares											1,000,000
Director [Member] | June 1, 2020 [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares													$ 0.03
Share-Based Payment Arrangement, Expense													$ 28,460
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period													10 years
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture (in Shares) | shares													1,000,000
Director [Member] | Investor [Member] | Accounts Payable [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares								$ 0.03
Related Party [Member] | Series X Preferred Stock [Member]
Related Party Transactions (Details) [Line Items]
Common Stock Dividends, Shares (in Shares) | shares							1,025,514
Dividends, Preferred Stock, Stock							$ 31,528
Stock Issued During Period, Shares, Other (in Shares) | shares																	26,227
Share-Based Payment Arrangement, Option [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in Shares) | shares			3,000,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares			$ 0.25
Share-Based Payment Arrangement, Option [Member] | Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in Shares) | shares			1,500,000
Share-Based Payment Arrangement, Option [Member] | Chief Financial Officer [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in Shares) | shares			750,000
Share-Based Payment Arrangement, Option [Member] | Chief Legal Officer [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in Shares) | shares			750,000
Restricted Stock [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Noncash Expense																				67,623
Restricted Stock [Member] | Management [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Noncash Expense																				15,856
Restricted Stock [Member] | Issued to Each Related Party [Member] | Board Member [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Noncash Expense																				7,135
Restricted Stock [Member] | Board Member [Member]
Related Party Transactions (Details) [Line Items]
Share-Based Payment Arrangement, Noncash Expense																				$ 32,614

[1]	On December 14, 2020, the Company reset the exercise price of all the options then outstanding options to $0.03 per share. This included 150,000 options previously priced at $0.04 per share; 7,450,000 options previously priced at $0.05 per share; 1,000,000 options previously priced at $0.06 per share; and 67,879 options previously prices at $21.40 per share. The Company valued these options as of December 14, 2020, at the original exercise price and at the new price of $0.03 per share and charged the increase in value in the amount of $4,113 to operations during the year ended December 31, 2020. The exercise prices of all options are shown at the restated price of $0.03 per share.